Operating profit - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating profit
Losses on forward foreign exchange contracts	$ (100)	$ (6)	$ (216)
Gains/(losses) on receivables and payables	43	(30)	132
Gains on disposal of short-term investments		161
Gains on other available for sale investments		34
Total	$ (57)	$ 159	$ (84)